Certain Relationships and Related Transactions	12 Months Ended
May. 02, 2015
Certain Relationships and Related Transactions
21.	Certain Relationships and Related Transactions

The Company believes that the transactions and agreements discussed below (including renewals of any existing agreements) between the Company and related third-parties are at least as favorable to the Company as could have been obtained from unrelated parties at the time they were entered into. The Audit Committee of the Board of Directors utilizes procedures in evaluating the terms and provisions of proposed related party transactions or agreements in accordance with the fiduciary duties of directors under Delaware law. The Company’s related party transaction procedures contemplate Audit Committee review and approval of all new agreements, transactions or courses of dealing with related parties, including any modifications, waivers or amendments to existing related party transactions. The Company tests to ensure that the terms of related party transactions are at least as favorable to the Company as could have been obtained from unrelated parties at the time of the transaction. The Audit Committee considers, at a minimum, the nature of the relationship between the Company and the related party, the history of the transaction (in the case of modifications, waivers or amendments), the terms of the proposed transaction, the Company’s rationale for entering the transaction and the terms of comparable transactions with unrelated third-parties. In addition, management and internal audit annually analyzes all existing related party agreements and transactions and reviews them with the Audit Committee.

The Company completed the acquisition (the Acquisition) of B&N College from Leonard Riggio and Louise Riggio (the Sellers) on September 30, 2009. In connection with the closing of the Acquisition, the Company issued the Sellers (i) a senior subordinated note in the principal amount of $100,000, with interest of 8% per annum payable on the unpaid principal amount, which was paid on December 15, 2010 in accordance with its scheduled due date, and (ii) a junior subordinated note in the principal amount of $150,000 (the Junior Seller Note), with interest of 10% per annum payable on the unpaid principal amount, which was paid on September 30, 2014 in accordance with its scheduled due date. Pursuant to a settlement agreed to on June 13, 2012, the Sellers waived their right to receive $22,750 in principal amount (and interest on such principal amount) of the Junior Seller Note.

B&N College has a long-term supply agreement (Supply Agreement) with MBS Textbook Exchange, Inc. (MBS), which is majority owned by Leonard Riggio and other members of the Riggio family. MBS is a new and used textbook wholesaler, which also sells textbooks online and provides bookstore systems and distant learning distribution services. Pursuant to the Supply Agreement, which has a term of ten years, and subject to availability and competitive terms and conditions, B&N College will continue to purchase new and used printed textbooks for a given academic term from MBS prior to buying them from other suppliers, other than in connection with student buy-back programs. Additionally, the Supply Agreement provides for B&N College to sell to MBS certain textbooks that B&N College cannot return to suppliers or use in its stores. MBS pays B&N College commissions based on the volume of these textbooks sold to MBS each year and with respect to the textbook requirements of certain distance learning programs that MBS fulfills on B&N College’s behalf. MBS paid B&N College $5,512, $7,097 and $8,106 related to these commissions in fiscal 2015, fiscal 2014 and fiscal 2013, respectively. In addition, the Supply Agreement contains restrictive covenants that limit the ability of B&N College and the Company to become a used textbook wholesaler and that place certain limitations on MBS’s business activities. B&N College and Barnes & Noble also entered into an agreement with MBS in fiscal 2011 pursuant to which MBS agrees to purchase at the end of a given semester certain agreed upon textbooks which B&N College and Barnes & Noble shall have rented to students during such semester. Total sales to MBS under this program were $619, $1,388 and $772 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively. In addition, B&N College entered into an agreement with MBS in fiscal 2011 pursuant to which MBS purchases books from B&N College, which have no resale value for a flat rate per box. Total sales to MBS under this program were $419, $602 and $503 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Total outstanding amounts payable to MBS for all arrangements net of any amounts due were $26,519 and $31,142 for fiscal 2015 and fiscal 2014, respectively.

The Company purchases new and used textbooks directly from MBS. Total purchases were $68,947, $84,498 and $93,514 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively. MBS sells used books through the Barnes & Noble dealer network. The Company earned a commission of $2,269, $2,231 and $3,441 on the MBS used book sales in fiscal 2015, fiscal 2014 and fiscal 2013, respectively. In addition, Barnes & Noble hosts pages on its website through which Barnes & Noble customers are able to sell used books directly to MBS. The Company is paid a fixed commission on the price paid by MBS to the customer. Total commissions paid to the Company were $91, $99 and $104 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

In fiscal 2010, the Company entered into an agreement with TXTB.com LLC (TXTB), a subsidiary of MBS, pursuant to which the marketplace program on the Barnes & Noble website was made available through the TXTB website. The Company receives a fee from third-party sellers for sales of marketplace items and, upon receipt of such fee, the Company remits a separate fee to TXTB for any marketplace items sold through the TXTB website. In fiscal 2013, the Company also entered into an agreement with MBS Direct, a division of MBS, pursuant to which the marketplace program on the Barnes & Noble website was made available through the MBS Direct website. The Company receives a fee from third-party sellers for sales of marketplace items sold on the MBS Direct website and, upon receipt of such fee, remits a separate fee to MBS Direct for those sales. Total commissions paid to TXTB and MBS Direct were $389, $192 and $302 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Outstanding amounts payable to TXTB were $7 and $2 for fiscal 2015 and fiscal 2014, respectively. In fiscal 2011, the Company entered into an agreement with TXTB pursuant to which the Company became the exclusive provider of trade books to TXTB customers through the TXTB website. TXTB receives a commission from the Company on each purchase by a TXTB customer. Total commissions paid to TXTB were $40, $46 and $78 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Outstanding amounts payable to TXTB and MBS Direct under this agreement were $0 for fiscal 2015 and fiscal 2014.

In fiscal 2010, the Company entered into an Aircraft Time Sharing Agreement with LR Enterprises Management LLC (LR Enterprises), which is owned by Leonard Riggio and Louise Riggio, pursuant to which LR Enterprises granted the Company the right to use a jet aircraft owned by it on a time-sharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the Federal Aviation Regulations (FAR). Such operating costs were $155, $175 and $159 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. LR Enterprises is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, other than insurance obtained for the specific flight as requested by the Company, as provided in the FAR.

The Company has leases for two locations for its corporate offices with related parties: the first location is leased from an entity in which Leonard Riggio has a majority interest and expires in 2023; the second location is leased from an entity in which Leonard Riggio has a minority interest and expires in 2016. The space was rented at an aggregate annual rent including real estate taxes of approximately $6,834, $4,299 and $5,098 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. The Company leased one of its B&N College stores from a partnership owned by Leonard Riggio, pursuant to a lease which was terminated on February 15, 2014. Rent of $685 and $862 was paid during fiscal 2014 and fiscal 2013, respectively. The Company leases an office/warehouse from a partnership in which Leonard Riggio has a 50% interest, pursuant to a lease expiring in 2023. The space was rented at an annual rent of $262, $707 and $707 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. During fiscal 2015, the Company received credits totaling $418 representing the net effect of inadvertent overpayment of construction expenses and underpayment of base rent previously paid. Net of subtenant income and credits received in 2015, the Company paid $174, $270 and $275 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

The Company is provided with national freight distribution, including trucking services by Argix Direct Inc. (Argix), a company in which a brother of Leonard Riggio owns a 20% interest, pursuant to a transportation agreement which auto-renews with rate adjustments every two years and, at all times, requires a two-year notice to terminate. The Company paid Argix $47,536, $52,087 and $54,768 for such services during fiscal 2015, fiscal 2014 and fiscal 2013, respectively, of which approximately 74%, 73% and 74% were remitted by Argix to its subcontractors for fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Subcontractors are not related to the Company. At the time of the agreement, the cost of freight delivered to the stores by Argix was comparable to the prices charged by publishers and the Company’s other third-party freight distributors. However, due to higher contracted fuel surcharge and transportation costs, Argix’s rates are higher than the Company’s other third-party freight distributors. While the terms are currently unfavorable due to the higher fuel surcharges, the Company’s management believes these additional charges are mitigated by the additional delivery services that Argix provides. These additional services are beneficial to store productivity which is not consistently met by other third-party freight distributors. Prior to renewal, the Company conducts an internal analysis of Argix’s rates, fuel surcharges and additional delivery services and benchmarks them against the Company’s other carriers.

Argix provided B&N College with transportation services under a separate agreement that expired April 30, 2015. B&N College paid Argix $936, $1,066 and $1,069 for such services during fiscal 2015, fiscal 2014 and fiscal 2013, respectively.

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), a subsidiary of Liberty Media Corporation (Liberty Media), pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $204,000 in a private placement exempt from the registration requirements of the 1933 Act.

On April 8, 2014, Liberty sold the majority of its shares to qualified institutional buyers in reliance on Rule 144A under the Securities Act and has retained an approximate 10 percent stake of its initial investment. As a result, Liberty will no longer have the right to elect two preferred stock directors to the Company’s Board. Additionally, the consent rights and pre-emptive rights to which Liberty was previously entitled ceased to apply.

The Company purchased trade books, primarily craft and hobby books, from Leisure Arts, Inc. (Leisure Arts), a subsidiary of Liberty Media. Total purchases from Leisure Arts following the date of the Liberty investment were $38 and $45 during fiscal 2014 and fiscal 2013. In fiscal 2013, the Company entered into agreements with Starz Entertainment LLC (Starz Entertainment), then a subsidiary of Liberty Media, pursuant to which Starz Entertainment registered for the NOOK® developer program whereby Starz applications were made available for consumer download on NOOK® devices. Separately, the Company entered into a License Agreement with Starz Media, LLC (Starz Media and, together with Starz Entertainment, Starz) in fiscal 2013, pursuant to which Starz granted certain video resale rights to the Company in exchange for royalty payments to Starz Media on such sales. Starz was spun-off from Liberty Media on January 11, 2013. Total payments to Starz during fiscal 2013 prior to the spin-off were $17. In fiscal 2013, the Company entered into an agreement with Sirius XM Radio, Inc. (Sirius), a subsidiary of Liberty Media, pursuant to which Sirius registered for the NOOK® developer program whereby Sirius applications were made available for consumer download on NOOK® devices. Total commissions received from Sirius during fiscal 2014 and fiscal 2013 were $1 and $0, respectively.